Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of deposits from customers [line items]
Deposits by customers	£ 193,317	£ 195,135
Demand and time deposits
Disclosure of deposits from customers [line items]
Deposits by customers	185,179	185,879
Amounts due to other Santander UK Group Holdings plc subsidiaries
Disclosure of deposits from customers [line items]
Deposits by customers	67	59
Amounts due to Santander UK Group Holdings plc
Disclosure of deposits from customers [line items]
Deposits by customers	6,912	7,883
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure of deposits from customers [line items]
Deposits by customers	1,159	1,314
Equity Index Linked Deposits
Disclosure of deposits from customers [line items]
Deposits by customers	578	577
Capital amount guaranteed or protected	578	577
Capital amount of return guaranteed	£ 2	£ 2